ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable - Overseas Study Consulting Services	$ 480,895	$ 346,332
Accounts receivable - Sino-foreign Jointly Managed Academic Programs	37,296	486,842
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	$ 518,191	$ 833,174